Taxation (Details) - Schedule of profit (loss) from continuing operations before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Profit Loss from Continuing Operations Before Income Taxes [Abstract]
Non-PRC	$ (29,722)	$ (44,550)	$ (29,385)
PRC	836	(11,105)	(6,298)
Profit before income taxes	$ (28,886)	$ (55,655)	$ (35,683)